FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 RUB (₽)
Cash equivalents:
Bank deposits	₽ 20,192.0		₽ 62,463.0		$ 256.1
Investments in money market funds	3.0		3.0		0.1
Derivative contracts			70.0
Restricted cash	38.0		88.0	₽ 569.0	0.5	$ 1.2	₽ 578.0
Loans to employees			2,883.0
Loans granted			620.0
Fair value of financial assets			66,127.0
Liabilities:
Contingent consideration			83.0
Derivative contracts			1.0
Redeemable noncontrolling interests (Note 14)			13,035.0
Fair value of financial liabilities			13,119.0
Additional disclosures
Transfer amount between the levels	0.0		0.0	0.0
Total gains attributable to bank deposits and investments in money market funds	2,755.0	$ 35.0	2,897.0	₽ 2,598.0
Other financial assets	0.0		0.0
Other financial liabilities	0.0		0.0
Recurring basis
Cash equivalents:
Bank deposits	20,192.0				256.1
Investments in money market funds	3.0				0.1
Derivative contracts	14.0				0.2
Restricted cash	38.0				0.5
Loans to employees	3,804.0				48.3
Loans granted	365.0				4.6
Fair value of financial assets	24,416.0				309.8
Liabilities:
Derivative contracts	1.0				0.1
Redeemable noncontrolling interests (Note 14)	14,246.0				180.7
Fair value of financial liabilities	14,247.0				$ 180.8
Level 1
Cash equivalents:
Investments in money market funds			3.0
Restricted cash			88.0
Fair value of financial assets			91.0
Level 1 | Recurring basis
Cash equivalents:
Investments in money market funds	3.0
Restricted cash	38.0
Fair value of financial assets	41.0
Level 2
Cash equivalents:
Bank deposits			62,463.0
Derivative contracts			70.0
Loans to employees			2,883.0
Loans granted			620.0
Fair value of financial assets			66,036.0
Liabilities:
Derivative contracts			1.0
Fair value of financial liabilities			1.0
Level 2 | Recurring basis
Cash equivalents:
Bank deposits	20,192.0
Derivative contracts	14.0
Loans to employees	3,804.0
Loans granted	365.0
Fair value of financial assets	24,375.0
Liabilities:
Derivative contracts	1.0
Fair value of financial liabilities	1.0
Level 3
Liabilities:
Contingent consideration			83.0
Redeemable noncontrolling interests (Note 14)			13,035.0
Fair value of financial liabilities			₽ 13,118.0
Level 3 | Recurring basis
Liabilities:
Redeemable noncontrolling interests (Note 14)	14,246.0
Fair value of financial liabilities	₽ 14,246.0